Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Class P Shares

of the

Goldman Sachs Rising Dividend Growth Fund

(the “Fund”)

Supplement dated June 18, 2020 to the

Prospectus and Summary Prospectus each dated July 29, 2019, as supplemented to date

Effective at the close of business on June 30, 2020 (the “Effective Date”), Dividend Assets Capital, LLC (“DAC”) will no longer serve as sub-adviser to the Fund and will no longer manage the Fund’s investments in master limited partnerships (“MLPs”) and energy infrastructure companies (the “MLP & Energy Infrastructure Sleeve”). Beginning at the close of Business on the Effective Date, Goldman Sachs Asset Management, L.P.’s (“GSAM”) Energy & Infrastructure Team (“E&I Team”) will manage the MLP & Energy Infrastructure Sleeve.

In addition, effective at the close of business on the Effective Date, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.67% as an annual percentage of the Fund’s average daily net assets. This fee waiver arrangement shall remain in effect through at least June 30, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Fund’s Board of Trustees.

Accordingly, at of the close of business on the Effective Date, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Rising Dividend Growth Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

	Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.12%
Service Fees	Non	e
All Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and Expense Limitation[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.71%
[1]
The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee of 0.67% as an annual percentage of daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. These arrangements will remain in effect through at least June 30, 2021, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Expense Example” section of the Prospectus and the “Expense Example” section of the Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$73	$262	$466	$1,058

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Strategy—MLP, Energy and Infrastructure Investments” section in the Prospectus and the “Principal Strategy—MLP, Energy and Infrastructure Investments” section in the Summary Prospectus:

MLP & Energy Infrastructure Investments

The Investment Adviser’s Energy & Infrastructure (“E&I”) team manages the Fund’s investments in master limited partnerships (“MLPs”) and energy infrastructure companies (the “MLP & Energy Infrastructure Sleeve”). The Fund may invest in MLPs and energy infrastructure companies irrespective of the 10/10 Test. The MLP & Energy Infrastructure Sleeve will generally consist of 15% of the Fund’s Net Assets but will not exceed 20% of Net Assets measured at the time of purchase.

The MLP & Energy Infrastructure Sleeve will generally invest in traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s benchmark is the S&P 500® Index.

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Class P Shares

of the

Goldman Sachs Rising Dividend Growth Fund

(the “Fund”)

Supplement dated June 18, 2020 to the

Prospectus and Summary Prospectus each dated July 29, 2019, as supplemented to date

Effective at the close of business on June 30, 2020 (the “Effective Date”), Dividend Assets Capital, LLC (“DAC”) will no longer serve as sub-adviser to the Fund and will no longer manage the Fund’s investments in master limited partnerships (“MLPs”) and energy infrastructure companies (the “MLP & Energy Infrastructure Sleeve”). Beginning at the close of Business on the Effective Date, Goldman Sachs Asset Management, L.P.’s (“GSAM”) Energy & Infrastructure Team (“E&I Team”) will manage the MLP & Energy Infrastructure Sleeve.

In addition, effective at the close of business on the Effective Date, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.67% as an annual percentage of the Fund’s average daily net assets. This fee waiver arrangement shall remain in effect through at least June 30, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Fund’s Board of Trustees.

Accordingly, at of the close of business on the Effective Date, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Rising Dividend Growth Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Summary Prospectus:

	Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.12%
Service Fees	Non	e
All Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.87%
Fee Waiver and Expense Limitation[2]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.71%
[1]
The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee of 0.67% as an annual percentage of daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. These arrangements will remain in effect through at least June 30, 2021, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Expense Example” section of the Prospectus and the “Expense Example” section of the Summary Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$73	$262	$466	$1,058

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Strategy—MLP, Energy and Infrastructure Investments” section in the Prospectus and the “Principal Strategy—MLP, Energy and Infrastructure Investments” section in the Summary Prospectus:

MLP & Energy Infrastructure Investments

The Investment Adviser’s Energy & Infrastructure (“E&I”) team manages the Fund’s investments in master limited partnerships (“MLPs”) and energy infrastructure companies (the “MLP & Energy Infrastructure Sleeve”). The Fund may invest in MLPs and energy infrastructure companies irrespective of the 10/10 Test. The MLP & Energy Infrastructure Sleeve will generally consist of 15% of the Fund’s Net Assets but will not exceed 20% of Net Assets measured at the time of purchase.

The MLP & Energy Infrastructure Sleeve will generally invest in traditional or alternative midstream (energy infrastructure) businesses, which include businesses that are engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage, terminalling, wholesale marketing, liquefaction/regasification of natural gas, natural gas liquids, crude oil, refined products or other energy sources as well as businesses engaged in owning, storing and transporting alternative energy sources, such as renewables (wind, solar, hydrogen, geothermal, biomass) and alternative fuels (ethanol, hydrogen, biodiesel).

The Fund’s benchmark is the S&P 500® Index.